Property and Equipment (including Concession Assets) - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plan and Equipment by Type
Property and equipment, including concession assets, and related accumulated depreciation and amortization are summarized below (in millions):

	June 30, 2013	December 31, 2012
Land	$76.9	$76.9
Concession land rights	141.2	141.2
Road property	2,297.0	2,244.1
Equipment	632.7	552.5
Technology and other	33.6	31.6
Construction in progress	47.6	50.4
Total property	3,229.0	3,096.7
Accumulated depreciation and amortization	611.1	574.4
Property and equipment (including concession assets), net	$2,617.9	$2,522.3

The following tables list the major categories of property and equipment, including concession assets, as well as the weighted-average composite depreciation rate for each category (in millions, except percentages):

As of December 31, 2012	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2012
Land	$76.9	$—	$76.9	N/A
Concession land rights	141.2	(19.5)	121.7	1.0%
Grading	566.7	(85.3)	481.4	1.2%
Rail and other track material	484.6	(88.6)	396.0	2.7 - 4.0%
Ties	467.0	(93.7)	373.3	2.0 - 5.9%
Bridges and tunnels	249.6	(39.2)	210.4	1.5%
Ballast	192.7	(38.4)	154.3	3.9 - 6.7%
Other (a)	283.5	(66.3)	217.2	3.6%
Total road property	2,244.1	(411.5)	1,832.6	3.0%
Locomotives	462.0	(99.0)	363.0	4.4%
Freight cars	76.6	(25.1)	51.5	5.4%
Other equipment	13.9	(2.2)	11.7	10.4%
Total equipment	552.5	(126.3)	426.2	4.7%
Technology and other	31.6	(17.1)	14.5	17.0%
Construction in progress	50.4	—	50.4	N/A
Total property and equipment (including concession assets)	$3,096.7	$(574.4)	$2,522.3	N/A
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(a)	Other includes signals, buildings and other road assets.

As of December 31, 2011	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2011
Land	$76.2	$—	$76.2	N/A
Concession land rights	141.2	(18.0)	123.2	1.0%
Grading	565.9	(78.7)	487.2	1.2%
Rail and other track material	439.6	(70.8)	368.8	2.7 - 4.2%
Ties	427.8	(78.9)	348.9	2.0 - 6.0%
Bridges and tunnels	242.9	(35.6)	207.3	1.5%
Ballast	176.1	(29.8)	146.3	3.9 - 7.0%
Other (a)	240.0	(58.2)	181.8	3.7%
Total road property	2,092.3	(352.0)	1,740.3	3.0%
Locomotives	426.6	(80.7)	345.9	4.3%
Freight cars	52.3	(22.8)	29.5	5.5%
Other equipment	14.8	(1.6)	13.2	12.9%
Total equipment	493.7	(105.1)	388.6	4.7%
Technology and other	20.1	(13.7)	6.4	23.3%
Construction in progress	78.4	—	78.4	N/A
Total property and equipment (including concession assets)	$2,901.9	$(488.8)	$2,413.1	N/A
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(a)	Other includes signals, buildings and other road assets.